Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2020	2021
At cost:
Buildings	94,004	94,219
Leasehold improvement	35,597	40,802
Furniture and office equipment	8,872	16,452
Electronic equipment	23,547	30,122
Vehicles	4,116	4,867
Construction in progress	3,211	3,211
	169,347	189,673
Less: accumulated depreciation	(42,343)	(49,003)
Property and equipment, net	127,004	140,670

As of December 31, 2020 and 2021, certain furniture and office equipment and electronic equipment of the Group with net book value of RMB137,237 and RMB88,112, respectively, were pledged pursuant to borrowings under financial arrangement as disclosed in Note 9.

Depreciation of property and equipment were approximately RMB9,557, RMB11,271 and RMB13,867 for the years ended December 31, 2019, 2020 and 2021, respectively, and included in the following captions:

	Years Ended December 31,
	2019	2020	2021
Cost of revenues	7,116	7,936	9,602
General and administrative expenses	2,441	3,335	4,265
Total	9,557	11,271	13,867